Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

November 20, 2023

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Global Asset Management Trust

(filing relates to ClearBridge Small Cap Fund and

ClearBridge Value Trust (each, a “Fund”)

(File No. 811-22338)

Ladies and Gentlemen:

On behalf of the above-listed Registrant, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a preliminary copy of the letter to shareholders, notice of special meeting, joint proxy statement and forms of proxies to be used in connection with the special meeting of shareholders of each Fund, to be held on March 1, 2024.

The purpose of the joint special meeting to which the enclosed materials relate is to solicit shareholder approval of the following proposals for each Fund: (i) to approve a new management agreement; (ii) to approve new subadvisory agreements; (iii) to amend fundamental policies; and (iv) to authorize the Funds to rely on a Manager of Managers exemptive order.

Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to shareholders on or about December 29, 2023.

Please call the undersigned at (212) 309-6353 or Barry Hurwitz at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger